Unit-Based Compensation and Other Benefit Plans (Details) (Linn Energy, LLC [Member], USD $)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended								1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 General and Administrative Expenses [Member]	Jun. 30, 2013 General and Administrative Expenses [Member]	Mar. 31, 2013 General and Administrative Expenses [Member]	Sep. 30, 2012 General and Administrative Expenses [Member]	Jun. 30, 2012 General and Administrative Expenses [Member]	Mar. 31, 2012 General and Administrative Expenses [Member]	Jun. 30, 2013 General and Administrative Expenses [Member]	Jun. 30, 2012 General and Administrative Expenses [Member]	Sep. 30, 2013 General and Administrative Expenses [Member]	Sep. 30, 2012 General and Administrative Expenses [Member]	Dec. 31, 2012 General and Administrative Expenses [Member]	Dec. 31, 2011 General and Administrative Expenses [Member]	Dec. 31, 2010 General and Administrative Expenses [Member]	Sep. 30, 2013 Lease Operating Expense [Member]	Jun. 30, 2013 Lease Operating Expense [Member]	Mar. 31, 2013 Lease Operating Expense [Member]	Sep. 30, 2012 Lease Operating Expense [Member]	Jun. 30, 2012 Lease Operating Expense [Member]	Mar. 31, 2012 Lease Operating Expense [Member]	Jun. 30, 2013 Lease Operating Expense [Member]	Jun. 30, 2012 Lease Operating Expense [Member]	Sep. 30, 2013 Lease Operating Expense [Member]	Sep. 30, 2012 Lease Operating Expense [Member]	Dec. 31, 2012 Lease Operating Expense [Member]	Dec. 31, 2011 Lease Operating Expense [Member]	Dec. 31, 2010 Lease Operating Expense [Member]	Dec. 31, 2012 Unit Options [Member]	Dec. 31, 2011 Unit Options [Member]	Dec. 31, 2010 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member] Nonemployee [Member]	Dec. 31, 2007 Unit Options [Member] Nonemployee [Member]	Jan. 31, 2013 Phantom Units [Member]	Mar. 31, 2013 Phantom Units [Member]	Jun. 30, 2013 Phantom Units [Member]	Sep. 30, 2013 Phantom Units [Member]	Dec. 31, 2012 Phantom Units [Member]	Jan. 31, 2013 Restricted Units [Member]	Mar. 31, 2013 Restricted Units [Member]	Jun. 30, 2013 Restricted Units [Member]	Sep. 30, 2013 Restricted Units [Member]	Dec. 31, 2012 Restricted Units [Member]	Dec. 31, 2011 Restricted Units [Member]	Dec. 31, 2010 Restricted Units [Member]	Dec. 31, 2012 Restricted/Unrestricted Units [Member]	Dec. 31, 2011 Restricted/Unrestricted Units [Member]	Dec. 31, 2010 Restricted/Unrestricted Units [Member]	Mar. 31, 2013 Share Based Compensation Arrangement Award [Member]	Jun. 30, 2013 Share Based Compensation Arrangement Award [Member]	Sep. 30, 2013 Share Based Compensation Arrangement Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compenstaion Arrangement By Share Based Payment Award Fair Value																																																												$ 27,000,000	$ 29,000,000	$ 29,000,000
Awards vesting period (in years)																																								3 years														3 years						3 years	3 years	3 years
Contractual life of unit options (in years)																																								10 years
Number of shares available for grant (in units)											769,316																																														12,200,000
Phantom units issued and outstanding (in units)																																																	36,784
Units authorized for issuance (in units)											4,600,000
Units reserved for future issuance (in units)											769,316																																														12,200,000
Share-based Compensation [Abstract]
Unit-based compensation expenses	9,686,000	8,313,000	11,262,000	6,901,000	6,663,000	8,171,000	19,575,000	14,834,000	29,261,000	21,735,000	29,533,000	22,243,000	13,792,000	8,407,000	7,136,000	9,865,000	6,505,000	6,289,000	7,622,000	17,001,000	13,911,000	25,408,000	20,416,000	27,641,000	21,131,000	13,450,000	1,279,000	1,177,000	1,397,000	396,000	374,000	549,000	2,574,000	923,000	3,853,000	1,319,000	1,892,000	1,112,000	342,000
Income tax benefit											10,912,000	8,219,000	5,096,000
Restricted/Unrestricted Nonvested Units [Roll Forward]
Nonvested units, beginning (in units)																																																									1,859,662
Granted (in units)																																													105,530	105,530	105,530	105,530		612,240	612,240	652,840	659,590				1,046,590
Vested (in units)																																																									(875,877)
Forfeited (in units)																																																									(77,244)
Nonvested units, ending (in units)																																																									1,953,131	1,859,662
Outstanding, beginning (in dollars per unit)																																																									$ 31.54
Granted (in dollars per unit)																																																									$ 37.42	$ 38.54	$ 25.89
Vested (in dollars per unit)																																																									$ 27.20
Forfeited (in dollars per unit)																																																									$ 34.34
Outstanding, ending (in dollars per unit)																																																									$ 36.16	$ 31.54
Restricted/Unrestricted Units [Abstract]
Fair value of units vested																																																						24,000,000	13,000,000	14,000,000
Unrecognized compensation cost																																								15,000,000														35,000,000
Unrecognized compensation cost recognition period (in months)																																								3 years 1 month 6 days														1 year 7 months
Granted (in units)																																													105,530	105,530	105,530	105,530		612,240	612,240	652,840	659,590				1,046,590
Unit Options Activity [Roll Forward]
Outstanding, beginning (in units)																																								1,409,993
Granted (in units)																																								3,400,000	0	0
Exercised (in units)																																								(167,188)
Outstanding, ending (in units)																																								4,642,805	1,409,993
Exercisable (in units)																																								1,242,805
Weighted Average Exercise Price Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)																																								$ 22.14
Granted (in dollars per unit)																																								$ 40.01
Exercised (in dollars per unit)																																								$ 21.65
Outstanding, ending (in dollars per unit)																																								$ 35.25	$ 22.14
Exercisable (in dollars per unit)																																								$ 22.21
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Weighted average grant date fair value of options granted (in dollars per unit)																																								$ 5.31
Weighted Average Remaining Contractual Life in Years [Abstract]
Outstanding, beginning (in years)																																								6 years 3 months 10 days	5 years 9 months 29 days
Outstanding, ending (in years)																																								6 years 3 months 10 days	5 years 9 months 29 days
Exercisable (in years)																																								4 years 11 months 4 days
Change in Unit Options and Unit Options Outstanding [Abstract]
Weighted average grant date fair value of options granted (in dollars per unit)																																								$ 5.31
Intrinsic value of options exercised																																								3,000,000	5,000,000	2,000,000
Proceeds from exercise of unit warrants																																								4,000,000			3,000,000
Unit options, expired (in units)																																								0	0	0
Unrecognized compensation cost																																								15,000,000														35,000,000
Unrecognized compensation cost recognition period (in months)																																								3 years 1 month 6 days														1 year 7 months
Intrinsic value of exercisable unit options																																								16
Intrinsic value of outstanding unit options																																								16	22
Expected volatility (in hundredths)																																								34.10%
Expected distributions (in hundredths)																																								7.25%
Risk free interest rate (in hundredths)																																								0.67%
Expected term (in years)																																								5 years
Nonemployee Grants [Abstract]
Unit warrants granted (in units)																																												150,000
Unit warrants oustanding (in units)																																											15,000
Exercise price of unit warrants (in dollars per unit)																																											$ 25.50
Unit warrants contractual term (in years)																																											10 years
Unit warrants exercised																																											135,000
Proceeds from exercise of unit warrants																																								4,000,000			3,000,000
Defined Contribution Plan [Abstract]
Entity's matching contribution (in hundredths)											100.00%
Participant's eligible contribution, (in hundredths)											6.00%
Contribution to 401 (k) defined contribution plan											5,000,000	4,000,000	3,000,000
Income Tax Benefit Associated With Share Based Compensation Expense	$ 3,579,000	$ 3,072,000	$ 4,161,000	$ 2,550,000	$ 2,462,000	$ 3,019,000	$ 7,233,000	$ 5,481,000	$ 10,812,000	$ 8,031,000